Business Combination - Schedule of Fair Value of Consideration Transferred, Acquired Assets and Liabilities (Details)	Dec. 31, 2025 CNY (¥)
Mengwei Stores [Member]
Considerations
Consideration - Cash payable	¥ 3,000,000
Consideration - Contingent cash payable	3,331,019	[1]
Total considerations	6,331,019
Total identifiable assets acquired and liabilities assumed	4,695,588
Goodwill	1,635,431
Cash and cash equivalents acquired in the business combination	349,323
Accounts receivable, net	2,648,789
Prepayments and other current assets	90,755
Accrued expenses and other current liabilities	(43,279)
Deferred tax liabilities	(550,000)
Lin’s [Member]
Considerations
Consideration - Cash payable	880,291
Consideration - Fair value of preferred shares to be issued	1,398,431	[2]
Total considerations	2,278,722
Total identifiable assets acquired and liabilities assumed	623,856
Add: Fair value of equity held by non-controlling interest	1,744,476	[3]
Goodwill	3,399,342
Cash and cash equivalents acquired in the business combination	151,470
Accounts receivable, net	311,041
Prepayments and other current assets	16,812
Property, plant and equipment, net	118,574
Operating lease Right-of-use assets	482,413
Contract liabilities	(4,927)
Accrued expenses and other current liabilities	(430,507)
Current portion of operating lease liabilities	(93,468)
Operating lease liabilities	(388,945)
Deferred tax liabilities	(91,173)
Lishang [Member]
Considerations
Consideration - Cash payable	2,609,153
Total identifiable assets acquired and liabilities assumed	1,401,850
Add: Fair value of equity held by non-controlling interest	2,005,467	[4]
Goodwill	3,212,770
Cash and cash equivalents acquired in the business combination	2,071,881
Inventories	150,369
Prepayments and other current assets	846,544
Operating lease Right-of-use assets	3,003,335
Accounts payable	(159,500)
Short-term bank borrowings	(3,050,000)
Accrued expenses and other current liabilities	(58,253)
Current portion of operating lease liabilities	(212,294)
Operating lease liabilities	(2,791,041)
Deferred tax assets	100,809
YJW [Member]
Considerations
Consideration - Cash payable	1,500,000
Consideration - Share options	9,809,039
Total considerations	11,309,039
Total identifiable assets acquired and liabilities assumed	14,209,636
Add: Fair value of equity held by non-controlling interest	6,031,487	[5]
Goodwill	3,130,890
Inventories	420,016
Prepayments and other current assets	12,064,620
Deferred tax liabilities	(575,000)
KeKe [Member]
Considerations
Consideration - Share options	8,683,415
Total identifiable assets acquired and liabilities assumed	11,472,432
Add: Fair value of equity held by non-controlling interest	4,631,154	[6]
Goodwill	1,842,137
Inventories	544,261
Prepayments and other current assets	10,178,171
Deferred tax liabilities	(250,000)
Cook SF [Member]
Considerations
Consideration - Cash payable	13,713,780
Consideration - Payable settled in certain ordinary shares	9,526,307
Consideration - Extinguishment debt settled in cash	180,645
Consideration - Extinguishment debt settled in certain ordinary shares	2,514,578
Total considerations	25,935,310
Total identifiable assets acquired and liabilities assumed	(433,570)
Goodwill	26,368,880
Cash and cash equivalents acquired in the business combination	6,796,462
Inventories	3,725,134
Accounts receivable, net	981,979
Prepayments and other current assets	2,895,627
Property, plant and equipment, net	338,595
Accounts payable	(3,222,859)
Short-term bank borrowings	(181,250)
Current portion of long-term bank borrowings	(302,838)
Contract liabilities	(38,088)
Accrued expenses and other current liabilities	(13,523,241)
Current portion of finance lease liabilities	(108,626)
Long-term bank borrowings	(235,451)
Finance lease liabilities	(88,044)
Deferred tax liabilities	(1,083,870)
Shanghai Yuli Development Limited (“Yuli”) [Member]
Considerations
Consideration - Cash payable	1,892,830
Total identifiable assets acquired and liabilities assumed	(293,995)
Add: Fair value of equity held by non-controlling interest	1,309,393	[7]
Goodwill	3,496,218
Cash and cash equivalents acquired in the business combination	1,120,094
Accounts receivable, net	635,396
Prepayments and other current assets	3,197,779
Short-term bank borrowings	(4,273,000)
Contract liabilities	(2,640,046)
Accrued expenses and other current liabilities	(161,263)
Deferred tax liabilities	(572,955)
Yai’s Thai, LLC [Member]
Considerations
Consideration - Cash payable	12,036,695
Consideration - Payable settled in certain ordinary shares	48,146,767
Total considerations	60,183,462
Total identifiable assets acquired and liabilities assumed	6,019,263
Goodwill	54,164,199
Cash and cash equivalents acquired in the business combination	1,484,570
Inventories	3,764,364
Other current assets	474,117
Accounts receivable, net	2,245,419
Property, plant and equipment, net	24,584
Non-operating assets	247,324
Accounts payable	(12,872,591)
Other current liabilities	(8,701,997)
Deferred tax liabilities	(5,144,594)
Franchise Agreement [Member] | Mengwei Stores [Member]
Considerations
Intangible asset	2,200,000
Brand name [Member] | Lin’s [Member]
Considerations
Intangible asset	213,096
Customer relationship [Member] | Lin’s [Member]
Considerations
Intangible asset	339,470
Customer relationship [Member] | Lishang [Member]
Considerations
Intangible asset	1,500,000
Customer relationship [Member] | YJW [Member]
Considerations
Intangible asset	2,300,000
Customer relationship [Member] | KeKe [Member]
Considerations
Intangible asset	1,000,000
Customer relationship [Member] | Shanghai Yuli Development Limited (“Yuli”) [Member]
Considerations
Intangible asset	2,400,000
Distributor Channel [Member] | Cook SF [Member]
Considerations
Intangible asset	3,612,900
Trade mark [Member] | Yai’s Thai, LLC [Member]
Considerations
Intangible asset	884,173
Customer relationship [Member] | Yai’s Thai, LLC [Member]
Considerations
Intangible asset	¥ 23,613,894

[1]	In December 2022, the Company and the sellers confirmed separately in writing that the performance target for the third performance period from October 2021 to December 2021 and the performance target for the fourth performance period from January 2022 to March 2022 were partially achieved and the cash payment for the third performance period and fourth performance period from October 2021 to March 2022 was RMB0.6 million and subsequently paid in January 2023. The difference between the actual payment and fair value of the contingent consideration payable of RMB 0.1 million was included in general and administrative expenses for the year ended December 31, 2022.
[2]	The Company determined the fair value of the Company’s preferred shares with the assistance of an independent third-party valuation firm, utilizing the discounted cash flow method to determine the underlying equity value and adopted equity allocation model.
[3]	The fair value of the non-controlling interest in Lin’s was measured based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumption includes adjustments because of the lack of control that market participants would consider when estimating the fair value of the noncontrolling interest in Lin’s.
[4]	The fair value of the non-controlling interest in Lishang was measured based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumption includes adjustments because of the lack of control that market participants would consider when estimating the fair value of the noncontrolling interest in Lishang.
[5]	The fair value of the non-controlling interest in YJW was measured based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumption includes adjustments because of the lack of control that market participants would consider when estimating the fair value of the noncontrolling interest in YJW.
[6]	The fair value of the non-controlling interest in KeKe was measured based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumption includes adjustments because of the lack of control that market participants would consider when estimating the fair value of the noncontrolling interest in KeKe.
[7]	The fair value of the non-controlling interest in Yuli was measured based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumption includes adjustments because of the lack of control that market participants would consider when estimating the fair value of the noncontrolling interest in Yuli.